RELATED-PARTY TRANSACTIONS (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest rate		0.00%
Due to related party	$ 46,190	$ 45,707	$ 0
Major Shareholder [Member]
Interest rate	0.00%
Due to related party	$ 46,190	$ 46,707